FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) d
Statement [Line Items]
Financial Instruments And Capital Management 1	$ 196,000
Financial Instruments And Capital Management 2	244,000
Financial Instruments And Capital Management 3	121,000
Financial Instruments And Capital Management 4	276,000
Financial Instruments And Capital Management 5	71,000
Financial Instruments And Capital Management 6	$ 152,000
Financial Instruments And Capital Management 7 | d	90
Financial Instruments And Capital Management 8	$ 0
Financial Instruments And Capital Management 9	$ 0
Financial Instruments And Capital Management 10	10.00%
Financial Instruments And Capital Management 11	$ 5,000
Financial Instruments And Capital Management 12	$ 3,000
Financial Instruments And Capital Management 13	10.00%
Financial Instruments And Capital Management 14	1.00%
Financial Instruments And Capital Management 15	$ 65,000
Financial Instruments And Capital Management 16	1
Financial Instruments And Capital Management 17	0.01
Financial Instruments And Capital Management 18	$ 34,000